Schedule of Vested And Outstanding Warrants (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning value, Intrinsic Value of Vested Options	$ 4,941	$ 12,706
Weight Averaged exercise Price, beginning value	$ 3.36	$ 3.36
Intrinsic Value of Vested Options, Intrinsic value	$ 6,951	$ 4,941
Weight Averaged exercise Price, Ending balance value	$ 3.15	$ 3.36
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	617,492	479,940
Beginning value, Intrinsic Value of Vested Options	$ 149,688	$ 127,480
Weight Averaged exercise Price, beginning value	$ 2.80	$ 0.98
Warrants Granted	174,105	137,552
Intrinsic Value of Vested Warrants, Granted	$ 337,263	$ 22,208
Weight Averaged exercise Price, Granted	$ 3.15	$ 3.15
Warrants, Exercised
Intrinsic Value of Vested Warrants, Exercised
Weight Averaged exercise Price, Exercised
Warrants Forfeited	(94,665)
Intrinsic Value of Vested Warrants, Forfeited	$ (12,980)
Weight Averaged exercise Price, Forfeited
Warrants, Expired
Intrinsic Value of Vested Warrants, Expired
Weight Averaged exercise Price, Expired
Ending balance value	696,932	617,492
Intrinsic Value of Vested Options, Intrinsic value	$ 473,971	$ 149,688
Weight Averaged exercise Price, Ending balance value	$ 1.96	$ 2.80